INCOME TAX	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX
The Company is subject to income tax on an entity basis on profits arising in or derived from the jurisdictions in which the Company and its subsidiaries are domiciled and operate. The Company had an income tax expense of $14.2 million for the year ended December 31, 2025 compared to an income tax expense of $18.9 million for the year ended December 31, 2024. The $4.7 million decrease is primarily related to a special tax adjustment and an income tax reserve for an uncertain tax position related to the PRC.
Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.
British Virgin Islands
Under the current laws of the British Virgin Islands (“BVI”), Legend BVI is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company’s subsidiaries incorporated in the BVI to their shareholders, no withholding tax will be imposed.
Hong Kong
Under the current tax laws of Hong Kong, the subsidiary which operates in Hong Kong is subject to the two-tiered profits tax rates regime. The first HK$2,000,000 (2024 and 2023: HK$2,000,000) of assessable profits were taxed at 8.25% (2024 and 2023: 8.25%) and the remaining assessable profits were taxed at 16.5% (2024 and 2023: 16.5%). Under the Hong Kong tax law, the subsidiaries in Hong Kong are exempted from income tax on its foreign derived income and there are no withholding taxes in Hong Kong on remittance of dividends.
United States of America

Under the current tax laws of the United States of America ("USA"), the subsidiary which operates in the United States of America is subject to federal tax at a rate of 21% (2024 and 2023: 21%) and state tax blended rate of 4% (2024: 4% and 2023: 3.3%). Dividends payable by the Company’s US entity to non US resident enterprises shall be subject to 30% withholding tax, unless the respective non US resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with US that provides for a reduced withholding tax rate or an exemption from withholding tax.
Ireland

Under the current laws of the Ireland, the subsidiary which operates in Ireland is subject to Corporate Income Tax ("CIT") at a rate of 12.5% (2024 and 2023: 12.5%) on its taxable trading income. Any non-trading income is subject to CIT at a rate of 25% (2024 and 2023: 25%). Dividend withholding tax is imposed on distributions made by Irish companies at a rate of 25% in 2025 (2024 and 2023: 25%) with many exemptions provided.
Chinese Mainland

Pursuant to the Corporate Income Tax Law of the People's Republic of China and relevant regulations (the "EIT Law"), subsidiaries operating in China Mainland are subject to enterprise income tax ("EIT") at a rate of 25% on their taxable income. Legend Nanjing is qualified as High and New Technology Enterprise and is subject to EIT at a preferential tax rate of 15%. Dividends, interests, rent or royalties payable by the Group’s PRC entities, to non PRC resident enterprises that do not have an establishment or place in Mainland China, or whose income is not effectively connected with such establishment or place, and gains derived by such non-PRC resident enterprises from the disposition of assets located in Mainland China (after deducting the net value of such assets) shall be subject to 10% withholding EIT, unless a tax treaty or arrangements with the PRC and the jurisdiction of incorporation of non-PRC resident enterprise provides for a reduced withholding tax rate or an exemption.
Belgium
Under the current laws of Belgium, the subsidiary which operates in Belgium is subject to CIT at a rate of 25% on its taxable trading income. Dividend withholding tax is imposed on distributions made by Belgium companies at a rate of 30% with many exemptions provided.

Taxes on profits assessable elsewhere have been calculated at the rates of tax prevailing in the jurisdictions in which the Group operates.

(Dollars in millions)	2025	2024	2023
Current – United States of America	$4.5	$1.0	$0.5
Current – Elsewhere	9.7	17.9	(2.4)
Deferred (note 17)	—	—	—
Total tax charge/(credit) for the year	$14.2	$18.9	$(1.9)
A reconciliation of the tax charge/(credit) applicable to loss before tax at the statutory rates for the countries (or jurisdictions) in which the Company and the majority of its subsidiaries are domiciled to the tax expense/(credit) at the effective tax rates is as follows:

(Dollars in millions, except percentages)	2025	Change %	2024	Change %	2023	Change %
Loss before tax	$(282.6)		$(158.1)		$(520.2)
At the statutory blended US federal and state income tax rate of 25.0% (2024: 25.1%; 2023: 24.3%)	(70.7)	25.0%	(39.6)	25.1%	(126.6)	24.3%
Effect of tax rate differences and preferential tax rate in other countries and regions	32.6	(11.5)%	3.9	(2.4)%	51.1	(9.8)%
Research and development credit	(16.0)	5.7%	(13.3)	8.4%	(8.9)	1.7%
State rate change	4.5	(1.6)%	(3.3)	2.0%	5.9	(1.1)%
Effect of non-deductible expenses	14.1	(5.0)%	5.0	(3.1)%	2.1	(0.4)%
Tax losses and deductible temporary differences not recognized	16.2	(5.7)%	53.8	(34.1)%	83.0	(16.0)%
Share-based compensation income tax benefit	8.0	(2.8)%	(1.1)	0.7%	(7.9)	1.5%
Special tax adjustment	1.1	(0.4)%	8.7	(5.5)%	—	—%
Loan Restructuring	16.6	(5.9)%	—	—%	—	—%
Others	7.8	(2.8)%	4.8	(3.0)%	(0.6)	0.2%
Tax charge/(benefit) at the Company’s effective rate	$14.2	(5.0)%	$18.9	(11.9)%	$(1.9)	0.4%